Cash - Disclosure of cash position (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Information For Cash [Line Items]
Cash		$ 59,096		$ 51,204	$ 66,853
Cash held in Canadian dollars [Member]
Disclosure Of Information For Cash [Line Items]
Cash	$ 15.6	10,873	$ 42.2	31,881
Cash held in U.S. dollars [Member]
Disclosure Of Information For Cash [Line Items]
Cash		$ 48,223		$ 19,323